ANNUAL REPORT
DECEMBER 31, 1998



                      THE TRAVELERS SEPARATE ACCOUNT PF
                      FOR VARIABLE ANNUITIES






   [TRAVELERS LIFE & ANNUITY A MEMBER GROUP LOGO]
   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT 06183

                       THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

ASSETS:
  Investments in eligible funds at market value:
    Greenwich Street Series Fund, 287,954 shares (cost $5,574,309) ...................      $    6,093,113
    Smith Barney Concert Allocation Series Inc., 956,231 shares (cost $10,781,204) ...          11,678,551
    The Travelers Series Trust, 434,034 shares (cost $3,927,426) .....................           4,521,471
    Travelers Series Fund Inc., 2,276,607 shares (cost $9,143,102) ...................           9,498,399
                                                                                            --------------
     Total Investments (cost $29,426,041) ............................................                            $   31,791,534

Receivables:
  Dividends ..........................................................................                                     8,162
  Purchase payments and transfers from other Travelers accounts ......................                                   408,334
Other assets .........................................................................                                     1,456
                                                                                                                  --------------
     Total Assets ....................................................................                                32,209,486
                                                                                                                  --------------

LIABILITIES:
  Payables:
    Insurance charges ...............................................................                                      8,477
    Administrative fees .............................................................                                      1,017
                                                                                                                  --------------
     Total Liabilities ..............................................................                                      9,494
                                                                                                                  --------------
NET ASSETS:                                                                                                       $   32,199,992
                                                                                                                  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES


                            STATEMENT OF OPERATIONS
  FOR THE PERIOD JULY 9, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998


INVESTMENT INCOME:
  Dividends ..............................................................                      $      45,080

EXPENSES:
  Insurance charges ......................................................    $      83,163
  Administratve fees .....................................................            9,980
                                                                              -------------
   Total expenses ........................................................                             93,143
                                                                                                -------------
    Net investment loss ..................................................                            (48,063)
                                                                                                -------------
REALIZED GAIN (LOSS) AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
   Proceeds from investments sold ........................................           735,109
   Cost of investments sold ..............................................           753,271
                                                                              --------------
    Net realized gain (loss) .............................................                            (18,162)

Unrealized gain (loss) on investments:
  Unrealized gain at December 31, 1998 ...................................                          2,365,493
                                                                                                -------------
      Net realized gain (loss) and unrealized gain (loss)  ...............                          2,347,331
                                                                                                -------------
Net increase in net assets resulting from operations .....................                      $   2,299,268
                                                                                                =============


                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES


                       STATEMENT OF CHANGE IN NET ASSETS
  FOR THE PERIOD JULY 9, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998


OPERATIONS:
  Net investment loss ................................................................         $      (48,063)
  Net realized gain (loss) from investment transactions ..............................                (18,162)
  Unrealized gain (loss) on investments ..............................................              2,365,493
                                                                                               --------------
    Net increase in net assets resulting from operations .............................              2,299,268
                                                                                               --------------
UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 32,392,869 units)  ................................................             30,282,003
  Participant transfers from other Travelers accounts
    (applicable to 512,618 units)  ...................................................                476,099
  Administrative charges
    (applicable to 471 units)  .......................................................                   (417)
  Contract surrenders
    (applicable to 393,985 units)  ...................................................               (379,031)
  Participant transfers to other Travelers accounts
    (applicable to 478,192 units)  ...................................................               (477,930)
                                                                                               --------------
  Net increase in net assets resulting from unit transactions ........................             29,900,724
                                                                                               --------------
    Net increase in net assets .......................................................             32,199,992

NET ASSETS:
  Beginning of period ................................................................                      -
                                                                                               --------------
  End of period ......................................................................         $   32,199,992
                                                                                               ==============

                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS


1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Separate Account PF for Variable Annuities ("Separate Account PF") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by The Travelers. Separate Account PF is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Separate Account PF are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Separate Account PF were: Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney Money Market Portfolio and MFS Total Return Portfolio of Travelers Series Fund Inc.; MFS Mid Cap Growth Portfolio and MFS Research Portfolio of The Travelers Series Trust; Appreciation Portfolio of Greenwich Street Series Fund and Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio of Smith Barney Concert Allocation Series Inc. Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc. are incorporated under Maryland law. The Travelers Series Trust and Greenwich Street Series Fund are registered as Massachusetts business trusts. All eligible funds are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

    The following is a summary of significant accounting policies consistently followed by Separate Account PF in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Separate Account PF form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account PF. Separate Account PF is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $30,179,311 and $735,109, respectively, for the period ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $29,426,041 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $2,365,493.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges are equivalent to 1.25% of the average net assets of Separate Account PF on an annual basis.

    Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.15% of the average net assets of Separate Account PF on an annual basis.

    For contracts in the accumulation phase, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 8% if a participant's purchase payment is surrendered within eight years of its payment date. Contract surrender payments include $13,758 of contingent deferred sales charges for the period ended December 31, 1998.

4. NET CONTRACT OWNERS' EQUITY


                                                                                         DECEMBER 31, 1998
                                                                           ----------------------------------------------

                                                                           ACCUMULATION           UNIT              NET
                                                                               UNITS             VALUE             ASSETS
                                                                               -----             -----             ------
       Greenwich Street Series Fund
         Appreciation Portfolio .....................................         6,001,504    $       1.032   $       6,194,331

       Smith Barney Concert Allocation Series Inc.
         Select Balanced Portfolio ..................................         3,276,785            1.010           3,308,871
         Select Conservative Portfolio ..............................           958,292            1.006             964,352
         Select Growth Portfolio ....................................         4,128,790            1.028           4,245,386
         Select High Growth Portfolio ...............................         2,419,349            1.007           2,437,232
         Select Income Portfolio ....................................           855,703            1.005             859,853

       The Travelers Series Trust
         MFS Mid Cap Growth Portfolio ...............................         1,229,892            1.008           1,239,712
         MFS Research Portfolio .....................................         3,296,438            1.009           3,327,124

       Travelers Series Fund Inc.
         MFS Total Return Portfolio .................................         1,863,613            1.011           1,884,772
         Smith Barney International Equity Portfolio ................         1,252,105            0.889           1,113,169
         Smith Barney Money Market Portfolio ........................         1,796,861            1.016           1,826,509
         Smith Barney High Income Portfolio .........................         1,085,592            0.958           1,039,669
         Smith Barney Large Cap Value Portfolio .....................         3,867,915            0.972           3,759,012
                                                                                                           -----------------
       Net Contract Owners' Equity .....................................................................   $      32,199,992
                                                                                                           =================


5.  STATEMENT OF INVESTMENTS

     INVESTMENT OPTIONS                                                      NO. OF                    MARKET
                                                                             SHARES                    VALUE
                                                                      --------------------     --------------------
      GREENWICH STREET SERIES FUND (19.2%)
        Appreciation Portfolio
         Total (Cost $5,574,309)                                                 287,954                $6,093,113
                                                                      --------------------     --------------------
      SMITH BARNEY CONCERT ALLOCATION SERIES INC. (36.7%)
        Select Balanced Portfolio (Cost $3,062,969)                              271,179                 3,235,165
        Select Conservative Portfolio (Cost $931,152)                             82,945                   964,645
        Select Growth Portfolio (Cost $3,792,178)                                334,556                 4,185,292
        Select High Growth Portfolio (Cost $2,151,305)                           193,276                 2,433,342
        Select Income Portfolio (Cost $843,600)                                   74,275                   860,107
                                                                      --------------------     --------------------
          Total (Cost $10,781,204)                                               956,231                11,678,551
                                                                      --------------------     --------------------
      THE TRAVELERS SERIES TRUST (14.2%)
        MFS Mid Cap Growth Portfolio (Cost $1,053,979)                           121,434                 1,220,417
        MFS Research Portfolio (Cost $2,873,447)                                 312,600                 3,301,054
                                                                      --------------------     --------------------
         Total (Cost $3,927,426)                                                 434,034                 4,521,471
                                                                      --------------------     --------------------
    TRAVELERS SERIES FUND INC. (29.9%)
        MFS Total Return Portfolio (Cost $1,796,504)                             110,587                 1,883,292
        Smith Barney International Equity Portfolio (Cost $1,046,711)              80,112                 1,100,740
        Smith Barney Money Market Portfolio (Cost $1,824,046)                  1,824,046                 1,824,046
        Smith Barney High Income Portfolio (Cost $990,439)                        79,722                 1,009,279
        Smith Barney Large Cap Value Portfolio (Cost $3,485,402)                 182,140                 3,681,042
                                                                      --------------------     --------------------
          Total (Cost $9,143,102)                                              2,276,607                 9,498,399
                                                                      --------------------     --------------------
    TOTAL INVESTMENT OPTIONS (100%)
      (COST $29,426,041)                                                                               $31,791,534
                                                                                               ====================

6.  SCHEDULE OF SEPARATE ACCOUNT PF OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE PERIOD JULY 9, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998

                                                                                                          SELECT
                                                                APPRECIATION       SELECT BALANCED      CONSERVATIVE
                                                                 PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                              ----------------    ---------------    ---------------
INVESTMENT INCOME:
Dividends............................................          $        5,842      $       3,825      $
                                                              ----------------    ---------------    ---------------
EXPENSES:
Insurance charges....................................                  16,646              8,996              2,149
Administrative fees..................................                   1,997              1,080                258
                                                              ----------------    ---------------    ---------------
    Net investment income (loss).....................                 (12,801)            (6,251)            (2,407)
                                                              ----------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.....................                  75,695             52,682              5,539
  Cost of investments sold...........................                  77,539             55,428              5,488
                                                              ----------------    ---------------    ---------------
    Net realized gain (loss).........................                  (1,844)            (2,746)                51
                                                              ----------------    ---------------    ---------------
Unrealized gain (loss) on investments:
  End of period......................................                 518,804            172,196             33,493
                                                              ----------------    ---------------    ---------------
Net increase (decrease) in net assets
    resulting from operations........................                 504,159            163,199             31,137
                                                              ----------------    ---------------    ---------------




UNIT TRANSACTIONS:
Participant purchase payments........................               5,756,836          3,118,435            936,675
Participant transfers from other Travelers accounts                    33,630            101,610              2,830
Administrative charges...............................                     (88)               (39)                (4)
Contract surrenders..................................                 (88,674)           (67,754)            (6,286)
Participant transfers to other Travelers accounts....                 (11,532)            (6,580)
                                                              ----------------    ---------------    ---------------
    Net increase (decrease) in net assets
    resulting from unit transactions.................               5,690,172          3,145,672            933,215
                                                              ----------------    ---------------    ---------------


     Net increase (decrease) in net assets...........               6,194,331          3,308,871            964,352



NET ASSETS:
   Beginning of period...............................                       -                  -                  -
                                                              ----------------      -------------      -------------
   End of period.....................................             $ 6,194,331        $ 3,308,871          $ 964,352
                                                              ================      =============      =============


                                                                SELECT GROWTH        SELECT HIGH
                                                                  PORTFOLIO        GROWTH PORTFOLIO
                                                               ---------------     ----------------
INVESTMENT INCOME:
Dividends............................................           $        5,632      $        1,231
                                                               ----------------    ----------------
EXPENSES:
Insurance charges....................................                   10,648               5,674
Administrative fees..................................                    1,278                 681
                                                               ----------------    ----------------
    Net investment income (loss).....................                   (6,294)             (5,124)
                                                               ----------------    ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.....................                   20,302              35,232
  Cost of investments sold...........................                   23,239              38,718
                                                               ----------------    ----------------

    Net realized gain (loss).........................                   (2,937)             (3,486)
                                                               ----------------    ----------------

Unrealized gain (loss) on investments:
  End of period......................................                  393,114             282,037
                                                               ----------------    ----------------

Net increase (decrease) in net assets
    resulting from operations........................                  383,883             273,427
                                                               ----------------    ----------------



UNIT TRANSACTIONS:
Participant purchase payments........................                3,791,482           2,204,672
Participant transfers from other Travelers accounts                     80,498               4,350
Administrative charges...............................                      (45)                (29)
Contract surrenders..................................                   (5,441)            (25,550)
Participant transfers to other Travelers accounts....                   (4,991)            (19,638)
                                                               ----------------    ----------------

    Net increase (decrease) in net assets
    resulting from unit transactions.................                3,861,503           2,163,805
                                                               ----------------    ----------------


     Net increase (decrease) in net assets...........                4,245,386           2,437,232





NET ASSETS:
   Beginning of period...............................                        -                   -
                                                               ----------------    ----------------

   End of period.....................................              $ 4,245,386         $ 2,437,232
                                                               ================    ================


                                                                               SMITH BARNEY          SMITH BARNEY
SELECT INCOME        MFS MID CAP          MFS RESEARCH        MFS TOTAL       INTERNATIONAL          MONEY MARKET
  PORTFOLIO       GROWTH PORTFOLIO         PORTFOLIO       RETURN PORTFOLIO  EQUITY PORTFOLIO         PORTFOLIO
--------------     ---------------      ----------------   ----------------   -----------------   -----------------
$         774       $          -         $      5,158       $           -       $           -       $      22,618
--------------     ---------------      ----------------   ----------------   -----------------   -----------------


        2,045              3,184                9,493               5,119               3,105               5,948
          246                382                1,139                 614                 373                 714
--------------     ---------------      ----------------   ----------------   -----------------   -----------------
       (1,517)            (3,566)              (5,474)             (5,733)             (3,478)             15,956
--------------     ---------------      ----------------   ----------------   -----------------   -----------------




        8,668              4,333               32,304               9,288               2,723             476,246
        8,889              4,826               36,960               9,584               3,241             476,246
--------------     ---------------      ----------------   ----------------   -----------------   -----------------

         (221)              (493)              (4,656)               (296)               (518)                  -
--------------     ---------------      ----------------   ----------------   -----------------   -----------------


       16,507            166,438              427,607              86,788              54,029                   -
--------------     ---------------      ----------------   ----------------   -----------------   -----------------


       14,769            162,379              417,477              80,759              50,033              15,956
--------------     ---------------      ----------------   ----------------   -----------------   -----------------





      842,966          1,077,817            2,928,146           1,781,032           1,032,738           2,271,505
        3,337              4,812               30,212              66,590              34,161                   -
           (8)               (20)                 (60)                (36)                (20)                (13)
       (1,211)            (1,955)             (46,795)            (42,743)               (947)            (36,469)
            -             (3,321)              (1,856)               (830)             (2,796)           (424,470)
--------------     ---------------      ----------------   ----------------   -----------------   -----------------

      845,084          1,077,333            2,909,647           1,804,013           1,063,136           1,810,553
--------------     ---------------      ----------------   ----------------   -----------------   -----------------

      859,853          1,239,712            3,327,124           1,884,772           1,113,169           1,826,509






            -                  -                    -                   -                   -                   -
--------------     ---------------      ----------------   ----------------   -----------------   -----------------

$     859,853       $  1,239,712         $  3,327,124       $   1,884,772       $   1,113,169       $   1,826,509
==============     ===============      ================   ================   =================   =================


 SMITH BARNEY        SMITH BARNEY
 HIGH INCOME       LARGE CAP VALUE
  PORTFOLIO           PORTFOLIO
--------------    -----------------
$          -      $             -
--------------    -----------------


       2,358                7,798
         283                  935
--------------    ----------------
      (2,641)              (8,733)
--------------    ----------------





      10,240                1,857
      10,986                2,127
--------------    ----------------

        (746)                (270)
--------------    ----------------


      18,840              195,640
--------------    ----------------


      15,453              186,637
--------------    ----------------





     934,407            3,605,292
      95,415               18,654
          (8)                 (47)
      (5,337)             (49,869)
        (261)              (1,655)
--------------    ----------------


   1,024,216            3,572,375
--------------    ----------------

   1,039,669            3,759,012
--------------    ----------------






           -                    -
--------------    ----------------

$  1,039,669      $     3,759,012
==============    ================

NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. SCHEDULE OF SEPARATE ACCOUNT PF OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD JULY 9, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)

                                                               COMBINED
                                                            ---------------
    INVESTMENT INCOME:
    Dividends ............................................. $        45,080
                                                            ---------------
    EXPENSES:
    Insurance charges .....................................          83,163
    Administrative fees ...................................           9,980
                                                            ---------------
        Net investment income (loss).......................        (48,063)
                                                            ---------------

    REALIZED GAIN (LOSS) AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from investment transactions:
      Proceeds from investments sold.......................         735,109
      Cost of investments sold ............................         753,271
                                                            ---------------

        Net realized gain (loss) ..........................         (18,162)
                                                            ---------------

    Unrealized gain (loss) on
      End of period .......................................       2,365,493
                                                            ---------------

    Net increase (decrease) in  assets
      resulting from operations............................       2,299,268
                                                            ---------------



    UNIT TRANSACTIONS:
    Participant purchase payments .........................      30,282,003
    Participant transfers from other Travelers accounts ...         476,099
    Administrative charges ................................            (417)
    Contract surrenders ...................................        (379,031)
    Participant transfers to other Travelers accounts......        (477,930)
                                                            ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions....................       29,900,724
                                                            ---------------

    Net increase (decrease) in net assets..................      32,199,992




    NET ASSETS:
      Beginning of period .................................               -
                                                            ---------------
      End of period .......................................     $32,199,992
                                                            ===============

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT PF
    FOR THE PERIOD JULY 9, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998




                                                                                                      SELECT
                                                                APPRECIATION     SELECT BALANCED   CONSERVATIVE
                                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                              ----------------  ----------------- --------------
    Accumulation units beginning of period ......                        -              -               -
    Accumulation units purchased and
    transferred from other Travelers accounts ...                6,105,370         3,352,820           964,675
    Accumulation units redeemed and
    transferred to other Travelers accounts .....                 (103,866)          (76,035)           (6,383)
                                                               ------------     -------------     -------------
    Accumulation units end of period ............                6,001,504         3,276,785           958,292
                                                               ============     =============     =============

                                                                                 SELECT HIGH
                                                                SELECT GROWTH      GROWTH           SELECT INCOME
                                                                  PORTFOLIO       PORTFOLIO          PORTFOLIO
                                                               ------------     -------------       -------------

   Accumulation units beginning of period ......                         -                 -                 -
   Accumulation units purchased and
   transferred from other Travelers accounts ...                 4,140,125         2,467,694           856,924
   Accumulation units redeemed and
   transferred to other Travelers accounts .....                   (11,335)          (48,345)           (1,221)
                                                               ------------     -------------       -----------
   Accumulation units end of period ............                 4,128,790         2,419,349           855,703
                                                               ============     =============       ===========




                                                                 MFS MID CAP
                                                                   GROWTH        MFS RESEARCH        MFS TOTAL
                                                                 PORTFOLIO         PORTFOLIO      RETURN PORTFOLIO
                                                               --------------   --------------   ------------------

    Accumulation units beginning of period ......                        -                 -                 -
    Accumulation units purchased and
    transferred from other Travelers accounts ...                1,235,756         3,348,754         1,908,113
    Accumulation units redeemed and
    transferred to other Travelers accounts .....                   (5,864)          (52,316)          (44,500)
                                                               ------------      ------------       -----------
    Accumulation units end of period ............               1, 229,892         3,296,438         1,863,613
                                                               ============      ============       ============

                                                                 SMITH BARNEY       SMITH BARNEY      SMITH BARNEY
                                                                 INTERNATIONAL      MONEY MARKET       HIGH INCOME
                                                                EQUITY PORTFOLIO     PORTFOLIO          PORTFOLIO
                                                               -----------------   -------------      -------------
   Accumulation units beginning of period ......                           -                 -                  -
   Accumulation units purchased and
   transferred from other Travelers accounts ...                   1,256,815         2,252,690          1,091,667
   Accumulation units redeemed and
   transferred to other Travelers accounts .....                      (4,710)         (455,829)            (6,075)
                                                               --------------      ------------       ------------
   Accumulation units end of period ............                   1,252,105         1,796,861          1,085,592
                                                               ==============      ============       ============
                                                                 SMITH BARNEY
                                                                  LARGE CAP
                                                                VALUE PORTFOLIO       COMBINED
                                                               ----------------      ------------

    Accumulation units beginning of period ......                          -                 -
    Accumulation units purchased and
    transferred from other Travelers accounts ...                  3,924,084        32,905,487
    Accumulation units redeemed and
    transferred to other Travelers accounts .....                    (56,169)         (872,648)
                                                                 ------------      ------------
    Accumulation units end of period ............                  3,867,915        32,032,839
                                                                 ============      ============

                          INDEPENDENT AUDITORS' REPORT

To the Owners of Variable Annuity Contracts of
The Travelers Separate Account PF for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account PF for Variable Annuities as of December 31, 1998, and the related statement of operations and changes in net assets for the period July 9, 1998 (date operations commenced) to December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account PF for Variable Annuities as of December 31, 1998, the results of its operations and the changes in its net assets for the period July 9, 1998 (date operations commenced) to December 31, 1998, in conformity with generally accepted accounting principles.

KPMG LLP

Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account PF for Variable Annuities or Separate Account PF's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account PF for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



VG-SepPF (Annual) (12-98) Printed in U.S.A.